Options - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Option, Outstanding beginning
Number of Option, Granted	6,240,000
Number of Option, Exercised
Number of Option, Outstanding ending	6,240,000
Number of Option, Exercisable ending	3,120,000
Weighted Average Exercise Price, Outstanding beginning
Weighted Average Exercise Price, Granted	1.17
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding ending	1.17
Weighted Average Exercise Price, Exercisable ending	$ 0.33
Weighted Average Remaining Contractual Life in Years, Outstanding ending	9 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Exercisable ending	9 years 10 months 10 days
Aggregate Intrinsic value, Exercisable ending	$ 5,210,400